Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Schedule of relationship with related parties

Names of related parties	Relationship with the Group
Tencent and its affiliates (“Tencent Group”)	A shareholder of the Company
Ningbo Hexin Equity Investment Partnership	Company controlled by one of the executive officers of the Company
Shanghai Fufeitong Information Service Co., Ltd. (“Shanghai Fufeitong”)	Company controlled by one of the executive officers of the Company

Schedule of significant related party transactions

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Services received from:
Tencent Group	2,298,074	10,541,479	8,416,635	1,320,755
Shanghai Fufeitong	—	45,364	211,414	33,175

Schedule of related party balances

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Amounts due from related parties:
Current:
Tencent Group*	3,177,536	2,803,265	439,893
Ningbo Hexin Equity Investment Partnership **	697,632	697,632	109,474
Shanghai Fufeitong	364,517	748,875	117,515
Amounts due to related parties:
Current:
Tencent Group	3,370,928	1,916,482	300,738
Shanghai Fufeitong	14,935	46,525	7,301

*The balance primarily represents receivables due from the online payment platform operated by Tencent Group.

**The balance represents loans to Ningbo Hexin Equity Investment Partnership, an entity controlled by one of the executive officers of the Company.